ADVANCED SERIES TRUST

AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio

Supplement dated December 19, 2013 to the
Current Prospectus, Summary Prospectuses, and Statement of Additional Information

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Kay T. Willcox, who currently serves as a co-Portfolio Manager for each of the Portfolios named above, has announced her intention to retire from Prudential Investment Management, Inc. during the second half of 2014. Richard Piccirillo and Michael J. Collins continue to serve as co-Portfolio Managers.

ASTSUP19